Restatement of Financial Statements	12 Months Ended
Dec. 31, 2013
Restatement of Financial Statements
Restatement of Financial Statements

10. Restatement of Financial Statements

  Basis of Presentation

        On May 28, 2014, the separation discussed in Note 1 was completed and as a result WPG became an independent, publicly traded company that effectively held an 83.09% ownership interest in the former SPG Businesses. For accounting and reporting purposes, the historical financial statements of WPG have been restated herein to include the operating results of the SPG Businesses as if the SPG Businesses had been a part of WPG for all periods presented. The historical financial statements and supplemental schedule of the SPG Businesses have been renamed as WPG. Equity and income have been adjusted retroactively to reflect WPG's ownership interest and the noncontrolling interest holders' interest in the SPG Businesses as of the separation date as if such interests were held for all periods presented in the financial statements. WPG's earnings per common share have been presented for all historical periods as if the number of common shares and units issued in connection with the separation were outstanding during each of the periods presented.

  Earnings Per Share

        We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period and we consider any participating securities for purposes of applying the two-class method. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all potentially dilutive securities were converted into common shares at the earliest date possible. As described above, the common shares and units outstanding at the separation date are reflected as outstanding for all periods prior to the separation. The following table sets forth the computation of our basic and diluted earnings per share:

	For the Year Ended December 31,
	2013	2012	2011
Net income attributable to common stockholders—basic and diluted	$155,481	$129,731	$132,543

Weighted average shares outstanding—basic and diluted	155,162,597	155,162,597	155,162,597

Earnings per common share, basic and diluted
Net income attributable to common stockholders	$1.00	$0.84	$0.85

        For the years ended December 31 2013, 2012 and 2011, potentially dilutive securities include limited partnership units that are exchangeable for common stock. No securities had a dilutive effect for the years ended December 31, 2013, 2012 and 2011.